Property, plant and equipment	12 Months Ended
Dec. 31, 2021
Property, plant and equipment.
Property, plant and equipment
6.	Property, plant and equipment:

	Furniture and	Leasehold
	equipment	improvements	TMS devices	Total
Cost

Balance, December 31, 2019	$175,416	$183,103	$1,792,984	$2,151,503
Additions	—	—	383,200	383,200
Asset disposal	—	—	(50,093)	(50,093)

Balance, December 31, 2020	175,416	183,103	2,126,091	2,484,610
Additions	—	—	544,127	544,127
Additions through business combinations (note 5)	—	—	57,544	57,544
Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	$115,604	$179,399	$2,536,225	$2,831,228

Accumulated depreciation

Balance, December 31, 2019	$83,408	$5,291	$396,473	$485,172
Depreciation	28,768	25,593	258,154	312,515
Asset disposal	—	—	(4,413)	(4,413)

Balance, December 31, 2020	112,176	30,884	650,214	793,274
Depreciation	27,991	29,297	310,663	367,951
Asset disposal	(59,812)	(3,704)	(191,537)	(255,053)

Balance, December 31, 2021	$80,355	$56,477	$769,340	$906,172

Net book value

Balance, December 31, 2020	$63,240	$152,219	$1,475,877	$1,691,336
Balance, December 31, 2021	35,249	122,922	1,766,885	1,925,056